MFS

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2006

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–719–12/06

MFS VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 721,610 shares (cost $721,610)	$721,610

Massachusetts Investors Growth Stock Fund – Class A (MInvGrStk) 1,440,733 shares (cost $22,958,521)	19,882,118

Massachusetts Investors Trust – Class A (MInvTrust) 872,366 shares (cost $16,175,649)	18,066,703

MFS® Bond Fund – Class A (MFSBdFd) 1,009,676 shares (cost $12,748,437)	12,742,112

MFS® Emerging Growth Fund – Class A (MFSEmGro) 109,998 shares (cost $3,412,798)	4,108,443

MFS® Growth Opportunities Fund – Class A (MFSGrOpp) 3,759,626 shares (cost $42,361,134)	35,528,467

MFS® High Income Fund – Class A (MFSHiInc) 2,798,013 shares (cost $10,813,605)	10,912,252

MFS® Research Fund – Class A (MFSRsrch) 680,961 shares (cost $16,262,197)	16,240,922

MFS® Series Trust IV – MFS® Money Market Fund (MFSMyMkt) 16,028,745 shares (cost $16,028,745)	16,028,745

MFS® Strategic Income Fund – Class A (MFSStratIncA) 233,678 shares (cost $1,535,519)	1,574,991

MFS® Total Return Fund – Class A (MFSTotRe) 2,169,299 shares (cost $32,031,797)	35,099,257

Total investments	170,905,620

Accounts receivable	–

Total assets	170,905,620

Accounts payable	42,163

Contract owners’ equity (note 4)	$170,863,457

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	GVITMyMkt	MInvGrStk	MInvTrust	MFSBdFd	MFSEmGro	MFSGrOpp	MFSHiInc
Reinvested dividends	$3,626,787	40,286	–	152,571	716,704	–	–	800,633
Mortality and expense risk charges (note 2)	(2,339,242)	(12,269)	(288,230)	(238,056)	(174,224)	(61,364)	(491,811)	(144,363)

Net investment income (loss)	1,287,545	28,017	(288,230)	(85,485)	542,480	(61,364)	(491,811)	656,270

Proceeds from mutual fund shares sold	40,773,525	1,237,935	6,177,709	3,856,064	2,676,012	1,258,859	7,589,692	2,459,503
Cost of mutual fund shares sold	(51,351,675)	(1,237,935)	(8,940,586)	(3,817,951)	(2,659,454)	(1,627,224)	(15,393,803)	(2,235,033)

Realized gain (loss) on investments	(10,578,150)	–	(2,762,877)	38,113	16,558	(368,365)	(7,804,111)	224,470
Change in unrealized gain (loss) on investments	20,303,035	–	4,302,589	2,088,982	(107,255)	702,463	9,906,702	67,765

Net gain (loss) on investments	9,724,885	–	1,539,712	2,127,095	(90,697)	334,098	2,102,591	292,235

Reinvested capital gains	1,137,570	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$12,150,000	28,017	1,251,482	2,041,610	451,783	272,734	1,610,780	948,505

Investment activity:	MFSRsrch	MFSMyMkt	MFSStratIncA	MFSTotRe
Reinvested dividends	$43,901	806,332	93,272	973,088
Mortality and expense risk charges (note 2)	(221,278)	(223,407)	(20,746)	(463,494)

Net investment income (loss)	(177,377)	582,925	72,526	509,594

Proceeds from mutual fund shares sold	3,983,207	5,084,148	229,294	6,221,102
Cost of mutual fund shares sold	(4,369,017)	(5,084,148)	(223,779)	(5,762,745)

Realized gain (loss) on investments	(385,810)	–	5,515	458,357
Change in unrealized gain (loss) on investments	1,971,459	–	5,362	1,364,968

Net gain (loss) on investments	1,585,649	–	10,877	1,823,325

Reinvested capital gains	–	–	–	1,137,570

Net increase (decrease) in contract owners’ equity resulting from operations	$1,408,272	582,925	83,403	3,470,489

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		GVITMyMkt		MInvGrStk		MInvTrust
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,287,545	951,523	28,017	13,056	(288,230)	(341,542)	(85,485)	(182,842)
Realized gain (loss) on investments	(10,578,150)	(12,751,003)	–	–	(2,762,877)	(3,143,625)	38,113	(408)
Change in unrealized gain (loss) on investments	20,303,035	13,900,846	–	–	4,302,589	4,012,215	2,088,982	1,270,499
Reinvested capital gains	1,137,570	1,651,264	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	12,150,000	3,752,630	28,017	13,056	1,251,482	527,048	2,041,610	1,087,249

Equity transactions:
Purchase payments received from contract owners (note 3)	2,750,396	4,178,122	119,669	9,071	384,109	459,313	351,482	379,075
Transfers between funds	–	–	250,024	1,073,554	(714,650)	(1,404,616)	275,595	(202,325)
Redemptions (note 3)	(33,372,049)	(34,259,428)	(1,154,689)	(107,199)	(5,324,711)	(4,816,078)	(3,674,142)	(2,332,816)
Annuity benefits	(218,922)	(257,306)	–	–	(35,587)	(28,114)	(19,755)	(22,378)
Annual contract maintenance charges (note 2)	(110,609)	(124,328)	(946)	(859)	(13,120)	(15,159)	(8,062)	(8,627)
Contingent deferred sales charges (note 2)	(23,017)	(45,388)	–	(45)	(6,308)	(8,606)	(2,717)	(5,670)
Adjustments to maintain reserves	(38,876)	(6,404)	17	(1)	10,912	8,542	347	6,891

Net equity transactions	(31,013,077)	(30,514,732)	(785,925)	974,521	(5,699,355)	(5,804,718)	(3,077,252)	(2,185,850)

Net change in contract owners’ equity	(18,863,077)	(26,762,102)	(757,908)	987,577	(4,447,873)	(5,277,670)	(1,035,642)	(1,098,601)
Contract owners’ equity beginning of period	189,726,534	216,488,636	1,479,527	491,950	24,343,209	29,620,879	19,105,794	20,204,395

Contract owners’ equity end of period	$170,863,457	189,726,534	721,619	1,479,527	19,895,336	24,343,209	18,070,152	19,105,794

CHANGES IN UNITS:
Beginning units	2,034,243	2,323,492	54,297	18,292	139,388	173,997	131,784	147,130

Units purchased	155,585	261,365	14,480	64,432	3,445	5,637	5,837	9,082
Units redeemed	(468,648)	(550,614)	(43,116)	(28,427)	(35,568)	(40,246)	(25,547)	(24,428)

Ending units	1,721,180	2,034,243	25,661	54,297	107,265	139,388	112,074	131,784

(Continued)

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	MFSBdFd		MFSEmGro		MFSGrOpp		MFSHiInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$542,480	623,346	(61,364)	(65,403)	(491,811)	(549,165)	656,270	749,309
Realized gain (loss) on investments	16,558	185,562	(368,365)	(1,891,212)	(7,804,111)	(7,819,459)	224,470	(85,121)
Change in unrealized gain (loss) on investments	(107,255)	(759,200)	702,463	2,236,775	9,906,702	7,986,259	67,765	(540,639)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	451,783	49,708	272,734	280,160	1,610,780	(382,365)	948,505	123,549

Equity transactions:
Purchase payments received from contract owners (note 3)	75,280	57,630	34,295	33,695	251,102	372,809	95,298	1,500,887
Transfers between funds	(251,853)	(22,546)	81,791	(28,196)	(616,178)	(1,412,926)	228,642	(615,533)
Redemptions (note 3)	(1,957,936)	(2,039,530)	(1,170,242)	(1,357,872)	(6,389,754)	(7,669,586)	(1,580,477)	(3,284,699)
Annuity benefits	(24,874)	(28,772)	–	(1,203)	(35,748)	(40,743)	(16,860)	(19,960)
Annual contract maintenance charges (note 2)	(6,362)	(7,430)	(4,127)	(4,847)	(31,515)	(35,793)	(7,604)	(8,704)
Contingent deferred sales charges (note 2)	(1,778)	(5,383)	(740)	(3,524)	(6,308)	(4,962)	(687)	(504)
Adjustments to maintain reserves	3,930	8,475	(35)	21	14,315	11,732	(1,798)	(12,810)

Net equity transactions	(2,163,593)	(2,037,556)	(1,059,058)	(1,361,926)	(6,814,086)	(8,779,469)	(1,283,486)	(2,441,323)

Net change in contract owners’ equity	(1,711,810)	(1,987,848)	(786,324)	(1,081,766)	(5,203,306)	(9,161,834)	(334,981)	(2,317,774)
Contract owners’ equity beginning of period	14,456,425	16,444,273	4,894,742	5,976,508	40,743,555	49,905,389	11,245,300	13,563,074

Contract owners’ equity end of period	$12,744,615	14,456,425	4,108,418	4,894,742	35,540,249	40,743,555	10,910,319	11,245,300

CHANGES IN UNITS:
Beginning units	210,854	240,776	123,204	161,321	282,845	344,248	139,716	170,215

Units purchased	3,696	10,163	4,802	12,529	4,091	6,516	13,672	37,216
Units redeemed	(35,141)	(40,085)	(30,585)	(50,646)	(50,637)	(67,919)	(28,832)	(67,715)

Ending units	179,409	210,854	97,421	123,204	236,299	282,845	124,556	139,716

(Continued)

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	MFSRsrch		MFSMyMkt		MFSStratIncA		MFSTotRe
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(177,377)	(205,376)	582,925	287,825	72,526	85,393	509,594	536,922
Realized gain (loss) on investments	(385,810)	(460,296)	–	–	5,515	18,289	458,357	445,267
Change in unrealized gain (loss) on investments	1,971,459	1,708,303	–	–	5,362	(91,078)	1,364,968	(1,922,288)
Reinvested capital gains	–	–	–	–	–	–	1,137,570	1,651,264

Net increase (decrease) in contract owners’ equity resulting from operations	1,408,272	1,042,631	582,925	287,825	83,403	12,604	3,470,489	711,165

Equity transactions:
Purchase payments received from contract owners (note 3)	194,168	455,694	928,876	311,774	3,091	17,548	313,026	580,626
Transfers between funds	(129,419)	655,411	470,111	864,131	26,846	51,451	379,091	1,041,595
Redemptions (note 3)	(3,027,511)	(2,768,281)	(3,323,159)	(3,053,289)	(192,859)	(310,049)	(5,576,569)	(6,520,029)
Annuity benefits	(11,895)	(24,210)	(30,811)	(37,480)	(3,991)	(3,976)	(39,401)	(50,470)
Annual contract maintenance charges (note 2)	(7,824)	(8,657)	(15,322)	(16,888)	(1,393)	(1,566)	(14,334)	(15,798)
Contingent deferred sales charges (note 2)	(428)	(3,724)	(2,239)	(1,992)	(280)	(1,403)	(1,532)	(9,575)
Adjustments to maintain reserves	3,193	(54,475)	(7,465)	2,636	1,369	1,179	(63,661)	21,406

Net equity transactions	(2,979,716)	(1,748,242)	(1,980,009)	(1,931,108)	(167,217)	(246,816)	(5,003,380)	(4,952,245)

Net change in contract owners’ equity	(1,571,444)	(705,611)	(1,397,084)	(1,643,283)	(83,814)	(234,212)	(1,532,891)	(4,241,080)
Contract owners’ equity beginning of period	17,816,261	18,521,872	17,416,688	19,059,971	1,659,974	1,894,186	36,565,059	40,806,139

Contract owners’ equity end of period	$16,244,817	17,816,261	16,019,604	17,416,688	1,576,160	1,659,974	35,032,168	36,565,059

CHANGES IN UNITS:
Beginning units	105,477	115,555	480,960	534,278	125,648	144,596	240,070	273,084

Units purchased	5,965	10,545	89,314	84,299	3,134	7,076	7,149	13,870
Units redeemed	(22,920)	(20,623)	(142,181)	(137,617)	(15,665)	(26,024)	(38,456)	(46,884)

Ending units	88,522	105,477	428,093	480,960	113,117	125,648	208,763	240,070

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

(b)	The Contracts

Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

Portfolio of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

Massachusetts Investors Growth Stock Fund – Class A (MInvGrStk)

Massachusetts Investors Trust – Class A (MInvTrust)

MFS® Bond Fund – Class A (MFSBdFd)

MFS® Emerging Growth Fund – Class A (MFSEmGro)

MFS® Global Governments Fund – Class A (MFSGlobGov)*

MFS® Growth Opportunities Fund – Class A (MFSGrOpp)

MFS® High Income Fund – Class A (MFSHiInc)

MFS® Research Fund – Class A (MFSRsrch)

MFS® Series Trust IV – MFS® Money Market Fund (MFSMyMkt)

MFS® Strategic Income Fund – Class A (MFSStratIncA)

MFS® Total Return Fund – Class A (MFSTotRe)

* At December 31, 2006, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in—First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses. The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owners’ contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The following contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

The following table provides mortality and expense risk charges by asset fee rate for the period ended December 31, 2006:

	Total	GVITMyMkt	MInvGrStk	MInvTrust	MFSBdFd	MFSEmGro	MFSGrOpp	MFSHiInc
1.00%	$532	–	–	–	35	–	118	194
1.30%	2,338,710	12,269	288,230	238,056	174,189	61,364	491,693	144,169

Totals	$2,339,242	12,269	288,230	238,056	174,224	61,364	491,811	144,363

	MFSRsrch	MFSMyMkt	MFSStratIncA	MFSTotRe
1.00%	$185	–	–	–
1.30%	221,093	223,407	20,746	463,494

Totals	$221,278	223,407	20,746	463,494

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $1,205,515 and $1,877,321, respectively, and total transfers from the Account to the fixed account were $1,492,666 and $3,080,912, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2006.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Money Market Fund – Class I
Tax qualified spectrum
2006	1.30%	10,691	$28.110580	$300,530	3.66%	3.18%
2005	1.30%	44,302	27.245513	1,207,031	2.38%	1.34%
2004	1.30%	9,715	26.886046	261,198	0.77%	-0.50%
2003	1.30%	11,017	27.020924	297,690	0.57%	-0.68%
2002	1.30%	13,005	27.206606	353,831	1.20%	-0.10%

Non-tax qualified spectrum
2006	1.30%	14,970	28.128862	421,089	3.66%	3.18%
2005	1.30%	9,995	27.263231	272,496	2.38%	1.34%
2004	1.30%	8,577	26.903529	230,752	0.77%	-0.50%
2003	1.30%	12,022	27.038496	325,057	0.57%	-0.68%
2002	1.30%	21,632	27.224300	588,905	1.20%	-0.10%

Massachusetts Investors Growth Stock Fund – Class A
Tax qualified spectrum
2006	1.30%	81,580	189.716726	15,477,091	0.00%	6.08%
2005	1.30%	108,074	178.837817	19,327,718	0.00%	2.54%
2004	1.30%	136,027	174.412880	23,724,861	0.38%	8.21%
2003	1.30%	160,279	161.187238	25,834,929	0.00%	21.05%
2002	1.30%	180,310	133.156467	24,009,491	0.00%	-29.33%

Non-tax qualified spectrum
2006	1.30%	25,165	160.984313	4,051,170	0.00%	6.08%
2005	1.30%	30,607	151.753007	4,644,704	0.00%	2.54%
2004	1.30%	37,252	147.998232	5,513,230	0.38%	8.21%
2003	1.30%	41,256	136.775610	5,642,815	0.00%	21.05%
2002	1.30%	52,391	112.990059	5,919,696	0.00%	-29.33%

Non-tax qualified spectrum (81-225)
2006	1.30%	520	175.371675	91,193	0.00%	6.08%
2005	1.30%	707	165.315345	116,878	0.00%	2.54%
2004	1.30%	718	161.224997	115,760	0.38%	8.21%
2003	1.30%	1,707	148.999396	254,342	0.00%	21.05%
2002	1.30%	3,545	123.088104	436,334	0.00%	-29.33%

Massachusetts Investors Trust – Class A
Tax qualified spectrum
2006	1.30%	75,413	165.335587	12,468,453	0.82%	11.73%
2005	1.30%	94,858	147.974544	14,036,569	0.36%	5.90%
2004	1.30%	110,397	139.728768	15,425,637	0.88%	10.06%
2003	1.30%	126,062	126.957884	16,004,565	0.63%	20.55%
2002	1.30%	138,578	105.314003	14,594,166	0.43%	-23.02%

Non-tax qualified spectrum
2006	1.30%	36,543	148.345754	5,420,999	0.82%	11.73%
2005	1.30%	36,667	132.768736	4,868,231	0.36%	5.90%
2004	1.30%	36,451	125.370293	4,569,873	0.88%	10.06%
2003	1.30%	40,549	113.911730	4,619,007	0.63%	20.55%
2002	1.30%	40,635	94.491963	3,839,676	0.43%	-23.02%

Non-tax qualified spectrum (81-225)
2006	1.30%	118	157.602663	18,597	0.82%	11.73%
2005	1.30%	259	141.053621	36,533	0.36%	5.90%
2004	1.30%	282	133.193504	37,561	0.88%	10.06%
2003	1.30%	570	121.019919	68,981	0.63%	20.55%
2002	1.30%	692	100.388345	69,477	0.43%	-23.02%

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS® Bond Fund – Class A
Non-tax qualified
2005	1.00%	55	$81.368937	$4,475	5.34%	0.69%
2004	1.00%	55	80.807580	4,444	5.40%	5.01%
2003	1.00%	55	76.950312	4,232	5.70%	8.37%
2002	1.00%	55	71.008550	3,906	6.05%	7.56%

Tax qualified spectrum
2006	1.30%	105,295	70.330566	7,405,457	5.27%	3.57%
2005	1.30%	126,648	67.907534	8,600,353	5.34%	0.39%
2004	1.30%	153,235	67.643464	10,365,346	5.40%	4.69%
2003	1.30%	191,717	64.610362	12,386,905	5.70%	8.04%
2002	1.30%	236,695	59.802655	14,154,979	6.05%	7.23%

Non-tax qualified spectrum
2006	1.30%	73,427	70.273093	5,159,942	5.27%	3.57%
2005	1.30%	83,415	67.852042	5,659,878	5.34%	0.39%
2004	1.30%	86,748	67.588189	5,863,140	5.40%	4.69%
2003	1.30%	104,402	64.557566	6,739,939	5.70%	8.04%
2002	1.30%	109,698	59.753787	6,554,865	6.05%	7.23%

Non-tax qualified spectrum (81-225)
2006	1.30%	687	70.547890	48,466	5.27%	3.57%
2005	1.30%	736	68.117374	50,134	5.34%	0.39%
2004	1.30%	738	67.852488	50,075	5.40%	4.69%
2003	1.30%	756	64.810014	48,996	5.70%	8.04%
2002	1.30%	778	59.987449	46,661	6.05%	7.23%

MFS® Emerging Growth Fund – Class A
2006	1.30%	97,421	42.171796	4,108,418	0.00%	6.15%
2005	1.30%	123,204	39.728761	4,894,742	0.00%	7.26%
2004	1.30%	161,321	37.040085	5,975,343	0.00%	11.58%
2003	1.30%	185,347	33.195049	6,152,603	0.00%	30.08%
2002	1.30%	204,479	25.518193	5,217,931	0.00%	-36.27%

MFS® Growth Opportunities Fund – Class A
Tax qualified spectrum
2006	1.30%	182,907	154.386790	28,238,425	0.00%	4.57%
2005	1.30%	223,082	147.642419	32,936,366	0.09%	-0.42%
2004	1.30%	277,416	148.266806	41,131,584	0.47%	9.31%
2003	1.30%	326,008	135.637357	44,218,863	0.00%	27.02%
2002	1.30%	357,744	106.788389	38,202,886	0.00%	-30.57%

Non-tax qualified spectrum
2006	1.30%	47,056	131.142763	6,171,054	0.00%	4.57%
2005	1.30%	53,177	125.413796	6,669,129	0.09%	-0.42%
2004	1.30%	59,857	125.944179	7,538,641	0.47%	9.31%
2003	1.30%	70,491	115.216190	8,121,704	0.00%	27.02%
2002	1.30%	74,878	90.710639	6,792,265	0.00%	-30.57%

Non-tax qualified spectrum (81-225)
2006	1.30%	6,336	144.701272	916,827	0.00%	4.57%
2005	1.30%	6,586	138.380016	911,371	0.09%	-0.42%
2004	1.30%	6,975	138.965236	969,283	0.47%	9.31%
2003	1.30%	7,813	127.128102	993,252	0.00%	27.02%
2002	1.30%	8,069	100.088979	807,623	0.00%	-30.57%

MFS® High Income Fund – Class A
Non-tax qualified
2006	1.00%	201	102.294182	20,561	7.23%	9.22%
2005	1.00%	201	93.659744	18,826	7.28%	1.32%
2004	1.00%	202	92.443254	18,674	7.34%	8.30%
2003	1.00%	202	85.362113	17,243	8.12%	21.53%
2002	1.00%	202	70.239841	14,177	9.10%	-0.24%

Tax qualified spectrum
2006	1.30%	73,496	86.995365	6,393,811	7.23%	8.89%
2005	1.30%	85,799	79.893710	6,854,800	7.28%	1.01%
2004	1.30%	105,335	79.095045	8,331,477	7.34%	7.97%
2003	1.30%	125,158	73.258371	9,168,871	8.12%	21.16%
2002	1.30%	132,416	60.463553	8,006,332	9.10%	-0.54%

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Non-tax qualified spectrum
2006	1.30%	48,278	$85.675559	$4,136,245	7.23%	8.89%
2005	1.30%	51,133	78.681642	4,023,228	7.28%	1.01%
2004	1.30%	61,681	77.895094	4,804,647	7.34%	7.97%
2003	1.30%	66,685	72.146967	4,811,120	8.12%	21.16%
2002	1.30%	69,447	59.546260	4,135,326	9.10%	-0.54%

Non-tax qualified spectrum (81-225)
2006	1.30%	2,581	86.995365	224,535	7.23%	8.89%
2005	1.30%	2,583	79.893710	206,365	7.28%	1.01%
2004	1.30%	2,997	79.095045	237,048	7.34%	7.97%
2003	1.30%	3,048	73.258371	223,292	8.12%	21.16%
2002	1.30%	3,224	60.463553	194,934	9.10%	-0.54%

MFS® Research Fund – Class A
Tax qualified spectrum
2006	1.30%	60,376	189.988987	11,470,775	0.26%	8.87%
2005	1.30%	73,554	174.502121	12,835,329	0.14%	6.19%
2004	1.30%	84,247	164.332015	13,844,479	0.17%	14.07%
2003	1.30%	95,655	144.057251	13,779,796	0.68%	22.92%
2002	1.30%	115,965	117.191770	13,590,178	0.00%	-25.77%

Non-tax qualified spectrum
2006	1.30%	27,924	166.006563	4,635,567	0.26%	8.87%
2005	1.30%	31,068	152.474615	4,737,081	0.14%	6.19%
2004	1.30%	30,453	143.588283	4,372,694	0.17%	14.07%
2003	1.30%	31,091	125.872814	3,913,512	0.68%	22.92%
2002	1.30%	35,313	102.398579	3,616,041	0.00%	-25.77%

Non-tax qualified spectrum (81-225)
2006	1.30%	222	187.771305	41,685	0.26%	8.87%
2005	1.30%	855	172.465215	147,458	0.14%	6.19%
2004	1.30%	855	162.413823	138,864	0.17%	14.07%
2003	1.30%	857	142.375726	122,016	0.68%	22.92%
2002	1.30%	899	115.823840	104,082	0.00%	-25.77%

MFS® Series Trust IV – MFS® Money Market Fund
Non-tax qualified
2002	1.00%	19,378	42.496034	823,496	1.26%	0.23%

Tax qualified spectrum
2006	1.30%	283,170	37.020679	10,483,146	4.82%	3.47%
2005	1.30%	315,105	35.780483	11,274,609	2.91%	1.57%
2004	1.30%	357,669	35.226089	12,599,280	0.97%	-0.31%
2003	1.30%	450,754	35.336126	15,927,900	0.62%	-0.70%
2002	1.30%	599,111	35.586978	21,320,566	1.26%	-0.07%

Non-tax qualified spectrum
2006	1.30%	138,629	37.046402	5,135,706	4.82%	3.47%
2005	1.30%	165,855	35.805344	5,938,495	2.91%	1.57%
2004	1.30%	176,609	35.250565	6,225,567	0.97%	-0.31%
2003	1.30%	219,749	35.360678	7,770,474	0.62%	-0.70%
2002	1.30%	258,808	35.611705	9,216,599	1.26%	-0.07%

Non-tax qualified spectrum (81-225)
2006	1.30%	6,294	37.046402	233,170	4.82%	3.47%

MFS® Strategic Income Fund – Class A
2006	1.30%	113,117	13.682758	1,547,753	5.76%	5.44%
2005	1.30%	125,648	12.976541	1,630,476	6.14%	0.76%
2004	1.30%	144,596	12.878519	1,862,182	5.84%	6.91%
2003	1.30%	196,195	12.045630	2,363,292	6.09%	12.30%
2002	1.30%	207,129	10.725862	2,221,640	6.44%	5.99%

MFS® Total Return Fund – Class A
Tax qualified spectrum
2006	1.30%	147,678	168.346381	24,861,057	2.72%	10.32%
2005	1.30%	166,425	152.592330	25,395,179	2.69%	1.95%
2004	1.30%	193,192	149.671678	28,915,371	2.44%	9.92%
2003	1.30%	211,801	136.162330	28,839,318	2.60%	15.33%
2002	1.30%	232,989	118.061756	27,507,046	3.06%	-6.79%

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Non-tax qualified spectrum
2006	1.30%	60,918	$162.953678	$9,926,812	2.72%	10.32%
2005	1.30%	73,477	147.704287	10,852,868	2.69%	1.95%
2004	1.30%	79,497	144.877193	11,517,302	2.44%	9.92%
2003	1.30%	84,372	131.800595	11,120,280	2.60%	15.33%
2002	1.30%	88,603	114.279844	10,125,508	3.06%	-6.79%

Non-tax qualified spectrum (81-225)
2006	1.30%	167	166.708578	27,840	2.72%	10.32%
2005	1.30%	168	151.107806	25,386	2.69%	1.95%
2004	1.30%	395	148.215568	58,545	2.44%	9.92%
2003	1.30%	322	134.837649	43,418	2.60%	15.33%
2002	1.30%	316	116.913171	36,935	3.06%	-6.79%

2006 Reserves for annuity contracts in payout phase:				1,427,083

2006 Contract owners’ equity				$170,863,457

2005 Reserves for annuity contracts in payout phase:				1,549,826

2005 Contract owners’ equity				$189,726,534

2004 Reserves for annuity contracts in payout phase:				1,785,778

2004 Contract owners’ equity				$216,488,636

2003 Reserves for annuity contracts in payout phase:				1,885,828

2003 Contract owners’ equity				$231,700,240

2002 Reserves for annuity contracts in payout phase:				2,062,215

2002 Contract owners’ equity				$224,567,767

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of MFS Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of MFS Variable Account (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
PAID
NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company